9B. Land use right, net (Details) (ZHEJIANG, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ZHEJIANG
Land use right	7,315	7,315
Less: Accumulated amortisation	(980)	(831)
Net	6,335	6,484
Amortisation expense	177	148	546